Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of Carrying Value of Benefit Obligation
The carrying value of the benefit obligation as at December 31, 2025 and 2024 is:

	2025	2024
	$	$
Balance - January 1	3,373	3,285
Increases
Provision for the year	619	693
Actuarial (gain) loss	(388)	(58)
Interest expense	115	95
Reductions
Payments	(539)	(419)
Effects of foreign exchange	407	(223)
Balance - December 31	3,587	3,373

Schedule of Change in Liability Recognized in Statement of Loss and Comprehensive Loss
The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2025	2024
	$	$
Cost recognized in profit or loss
Current period cost	619	693
Interest cost on defined benefit obligation	115	95
Remeasurement (gain) loss recognized in OCI	(388)	(58)
Annual weighted average assumptions
Discount rate	3.96%	3.38%
Price inflation	2.00%	2.00%